UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09255

Wells Fargo Variable Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: December 31

Registrant is making a filing for 6 of its series:

Wells Fargo VT Discovery Fund, Wells Fargo VT Index Asset Allocation Fund, Wells Fargo VT International Equity Fund, Wells Fargo VT Omega Growth Fund, Wells Fargo VT Opportunity Fund, and Wells Fargo VT Small Cap Growth Fund.

Date of reporting period: September 30, 2017

ITEM 1. INVESTMENTS

Wells Fargo VT Discovery Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 97.04%

Consumer Discretionary : 12.81%

Diversified Consumer Services : 3.12%
Adtalem Global Education Incorporated	49,400	$1,770,990
Bright Horizons Family Solutions Incorporated †	29,800	2,569,058

		4,340,048

Hotels, Restaurants & Leisure : 6.79%
Dave & Buster’s Entertainment Incorporated †	25,551	1,340,916
Hilton Grand Vacations Incorporated †	50,800	1,962,404
Six Flags Entertainment Corporation «	33,692	2,053,190
Vail Resorts Incorporated	12,000	2,737,440
Wingstop Incorporated «	40,541	1,347,988

		9,441,938

Media : 1.24%
Cinemark Holdings Incorporated	47,574	1,722,655

Specialty Retail : 1.66%
Burlington Stores Incorporated †	24,216	2,311,659

Consumer Staples : 2.09%

Beverages : 2.09%
Constellation Brands Incorporated Class A	7,600	1,515,820
National Beverage Corporation «	11,200	1,389,360

		2,905,180

Energy : 0.92%

Oil, Gas & Consumable Fuels : 0.92%
Diamondback Energy Incorporated †	13,100	1,283,276

Financials : 3.49%

Capital Markets : 1.30%
Raymond James Financial Incorporated	21,400	1,804,662

Consumer Finance : 1.32%
SLM Corporation †	159,700	1,831,759

Thrifts & Mortgage Finance : 0.87%
Radian Group Incorporated	65,000	1,214,850

Health Care : 16.44%

Biotechnology : 4.46%
Array BioPharma Incorporated †	70,707	869,696
Bioverativ Incorporated †	33,800	1,928,966
bluebird bio Incorporated †	5,100	700,485
Exelixis Incorporated †	47,410	1,148,744
Ignyta Incorporated †	31,100	384,085
Puma Biotechnology Incorporated †	1,000	119,592
Tesaro Incorporated †«	8,100	1,045,710

		6,197,278

Health Care Equipment & Supplies : 8.20%
ABIOMED Incorporated †	9,500	1,601,700
Cantel Medical Corporation	18,458	1,738,190
Glaukos Corporation †«	29,000	957,000
Hill-Rom Holdings Incorporated	22,500	1,665,000

1

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo VT Discovery Fund

Security name	Shares	Value
Health Care Equipment & Supplies (continued)
Hologic Incorporated †	43,600	$1,599,684
ICU Medical Incorporated †	10,800	2,007,180
Insulet Corporation †	26,199	1,443,041
iRhythm Technologies Incorporated †	7,600	394,288

		11,406,083

Health Care Providers & Services : 2.94%
Amedisys Incorporated †	38,522	2,155,691
Tivity Health Incorporated †	47,502	1,938,082

		4,093,773

Life Sciences Tools & Services : 0.48%
Bio-Rad Laboratories Incorporated Class A †	3,000	666,660

Pharmaceuticals : 0.36%
MyoKardia Incorporated †	11,679	500,445

Industrials : 22.89%

Aerospace & Defense : 4.51%
Aerojet Rocketdyne Holdings †	37,600	1,316,376
BWX Technologies Incorporated	49,500	2,772,990
Mercury Computer Systems Incorporated †	42,000	2,178,960

		6,268,326

Airlines : 0.86%
Spirit Airlines Incorporated †	36,000	1,202,760

Building Products : 4.59%
A.O. Smith Corporation	33,000	1,961,190
Allegion plc	29,500	2,550,865
Masonite International Corporation †	27,000	1,868,400

		6,380,455

Commercial Services & Supplies : 5.40%
Aqua Metals Incorporated †«	21,600	147,960
The Brink’s Company	36,800	3,100,400
Waste Connections Incorporated	60,843	4,256,576

		7,504,936

Machinery : 3.01%
Colfax Corporation †	40,600	1,690,584
John Bean Technologies Corporation	24,714	2,498,585

		4,189,169

Professional Services : 1.77%
TransUnion†	52,050	2,459,883

Trading Companies & Distributors : 2.75%
Siteone Landscape Supply Incorporated †	33,850	1,966,685
Univar Incorporated †	64,200	1,857,306

		3,823,991

Information Technology : 34.45%

Electronic Equipment, Instruments & Components : 5.25%
Littelfuse Incorporated	11,557	2,263,785
National Instruments Corporation	30,200	1,273,534
Universal Display Corporation	18,200	2,345,070

2

Wells Fargo VT Discovery Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name		Shares	Value
Electronic Equipment, Instruments & Components (continued)
Zebra Technologies Corporation Class A †		13,000	$1,411,540

			7,293,929

Internet Software & Services : 6.02%
2U Incorporated †		15,207	852,200
Box Incorporated Class A †		114,300	2,208,276
Envestnet Incorporated †		23,900	1,218,900
MercadoLibre Incorporated		8,460	2,190,548
Yandex NV Class A †		57,685	1,900,721

			8,370,645

IT Services : 10.34%
Acxiom Corporation †		62,106	1,530,292
Black Knight Financial Services Incorporated Class A †«		35,000	1,506,750
EPAM Systems Incorporated †		23,319	2,050,440
Euronet Worldwide Incorporated †		21,793	2,065,758
Gartner Incorporated †		16,600	2,065,206
Total System Services Incorporated		35,900	2,351,450
WEX Incorporated †		25,000	2,805,500

			14,375,396

Semiconductors & Semiconductor Equipment : 3.06%
Advanced Micro Devices Incorporated †«		115,900	1,477,725
Teradyne Incorporated		74,600	2,781,834

			4,259,559

Software : 8.51%
Ellie Mae Incorporated †		15,100	1,240,165
Guidewire Software Incorporated †		14,491	1,128,269
Proofpoint Incorporated †		18,821	1,641,568
PTC Incorporated †		32,100	1,806,588
Take-Two Interactive Software Incorporated †		38,100	3,894,963
Ultimate Software Group Incorporated †«		11,200	2,123,520

			11,835,073

Technology Hardware, Storage & Peripherals : 1.27%
NCR Corporation †		47,200	1,770,944

Materials : 3.95%

Chemicals : 0.95%
Albemarle Corporation		9,700	1,322,207

Construction Materials : 1.22%
Vulcan Materials Company		14,100	1,686,360

Containers & Packaging : 1.78%
Berry Plastics Group Incorporated †		43,700	2,475,605

Total Common Stocks (Cost $108,834,807)			134,939,504

	Yield
Short-Term Investments : 10.48%

Investment Companies : 10.48%
Securities Lending Cash Investment LLC (l)(r)(u)	1.25%	11,090,271	11,091,380

3

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo VT Discovery Fund

Security name		Yield	Shares	Value
Investment Companies (continued)
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.92%	3,481,656	$3,481,656

Total Short-Term Investments (Cost $14,572,776)				14,573,036

Total investments in securities (Cost $123,407,583)	107.52%			149,512,540
Other assets and liabilities, net	(7.52)			(10,451,034)

Total net assets	100.00%			$139,061,506

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

LLC	Limited liability company
plc	Public limited company

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment companies
Securities Lending Cash Investment LLC	4,994,580	63,626,268	57,530,577	11,090,271	$11,091,380
Wells Fargo Government Money Market Fund Select Class	3,032,149	33,696,302	33,246,795	3,481,656	3,481,656

					$14,573,036	10.48%

Wells Fargo VT Discovery Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$17,816,300	$0	$0	$17,816,300
Consumer staples	2,905,180	0	0	2,905,180
Energy	1,283,276	0	0	1,283,276
Financials	4,851,271	0	0	4,851,271
Health care	22,864,239	0	0	22,864,239
Industrials	31,829,520	0	0	31,829,520
Information technology	47,905,546	0	0	47,905,546
Materials	5,484,172	0	0	5,484,172
Short-term investments
Investment companies	3,481,656	0	0	3,481,656
Investments measured at net asset value*				11,091,380

Total assets	$138,421,160	$0	$0	$149,512,540

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $11,091,380 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 59.94%

Consumer Discretionary : 7.09%

Auto Components : 0.12%
BorgWarner Incorporated	451	$23,105
Delphi Automotive plc	604	59,434
The Goodyear Tire & Rubber Company	569	18,919

		101,458

Automobiles : 0.30%
Ford Motor Company	8,835	105,755
General Motors Company	2,961	119,565
Harley-Davidson Incorporated	387	18,657

		243,977

Distributors : 0.07%
Genuine Parts Company	332	31,756
LKQ Corporation †	698	25,121

		56,877

Diversified Consumer Services : 0.02%
H&R Block Incorporated	474	12,552

Hotels, Restaurants & Leisure : 1.06%
Carnival Corporation	919	59,340
Chipotle Mexican Grill Incorporated †	55	16,931
Darden Restaurants Incorporated	283	22,295
Hilton Worldwide Holdings Incorporated	461	32,016
Marriott International Incorporated Class A	707	77,954
McDonald’s Corporation	1,829	286,568
MGM Resorts International	1,162	37,870
Royal Caribbean Cruises Limited	387	45,875
Starbucks Corporation	3,265	175,363
Wyndham Worldwide Corporation	232	24,455
Wynn Resorts Limited	180	26,806
Yum! Brands Incorporated	780	57,416

		862,889

Household Durables : 0.26%
D.R. Horton Incorporated	771	30,786
Garmin Limited	251	13,546
Leggett & Platt Incorporated	299	14,271
Lennar Corporation Class A	459	24,235
Mohawk Industries Incorporated †	142	35,146
Newell Rubbermaid Incorporated	1,111	47,406
PulteGroup Incorporated	628	17,163
Whirlpool Corporation	165	30,433

		212,986

Internet & Direct Marketing Retail : 1.59%
Amazon.com Incorporated †	898	863,292
Expedia Incorporated	277	39,871
Netflix Incorporated †	980	177,723
The Priceline Group Incorporated †	110	201,390
TripAdvisor Incorporated †	244	9,889

		1,292,165

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo VT Index Asset Allocation Fund

Security name	Shares	Value
Leisure Products : 0.04%
Hasbro Incorporated	257	$25,101
Mattel Incorporated	767	11,873

		36,974

Media : 1.71%
CBS Corporation Class B	820	47,560
Charter Communications Incorporated Class A †	455	165,356
Comcast Corporation Class A	10,676	410,812
Discovery Communications Incorporated Class A †	346	7,366
Discovery Communications Incorporated Class C †	457	9,259
DISH Network Corporation Class A †	515	27,928
Interpublic Group of Companies Incorporated	889	18,482
News Corporation Class A	865	11,470
News Corporation Class B	276	3,767
Omnicom Group Incorporated	521	38,590
Scripps Networks Interactive Incorporated Class A	216	18,552
The Walt Disney Company	3,494	344,404
Time Warner Incorporated	1,761	180,414
Twenty-First Century Fox Incorporated Class A	2,375	62,653
Twenty-First Century Fox Incorporated Class B	989	25,506
Viacom Incorporated Class B	794	22,105

		1,394,224

Multiline Retail : 0.26%
Dollar General Corporation	585	47,414
Dollar Tree Incorporated †	533	46,275
Kohl’s Corporation	379	17,301
Macy’s Incorporated	682	14,881
Nordstrom Incorporated	262	12,353
Target Corporation	1,227	72,405

		210,629

Specialty Retail : 1.28%
Advance Auto Parts Incorporated	165	16,368
AutoZone Incorporated †	62	36,897
Best Buy Company Incorporated	597	34,005
CarMax Incorporated †	414	31,385
Foot Locker Incorporated	296	10,425
L Brands Incorporated	560	23,302
Lowe’s Companies Incorporated	1,906	152,366
O’Reilly Automotive Incorporated †	198	42,643
Ross Stores Incorporated	885	57,144
Signet Jewelers Limited	135	8,984
The Gap Incorporated	495	14,617
The Home Depot Incorporated	2,662	435,397
The TJX Companies Incorporated	1,440	106,171
Tiffany & Company	230	21,109
Tractor Supply Company	284	17,974
ULTA Beauty Incorporated †	132	29,840

		1,038,627

Textiles, Apparel & Luxury Goods : 0.38%
Coach Incorporated	638	25,699
HanesBrands Incorporated	822	20,254
Michael Kors Holdings Limited †	342	16,365
Nike Incorporated Class B	2,963	153,632
PVH Corporation	174	21,934
Ralph Lauren Corporation	125	11,036
Under Armour Incorporated Class A †	414	6,823
Under Armour Incorporated Class C †	417	6,263

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
VF Corporation	738	$46,915

		308,921

Consumer Staples : 4.94%

Beverages : 1.20%
Brown-Forman Corporation Class B	443	24,055
Constellation Brands Incorporated Class A	388	77,387
Dr Pepper Snapple Group Incorporated	412	36,450
Molson Coors Brewing Company Class B	417	34,044
Monster Beverage Corporation †	940	51,935
PepsiCo Incorporated	3,235	360,476
The Coca-Cola Company	8,699	391,542

		975,889

Food & Staples Retailing : 1.06%
Costco Wholesale Corporation	986	161,990
CVS Health Corporation	2,301	187,117
Sysco Corporation	1,102	59,453
The Kroger Company	2,027	40,662
Wal-Mart Stores Incorporated	3,297	257,628
Walgreens Boots Alliance Incorporated	2,075	160,232

		867,082

Food Products : 0.75%
Archer Daniels Midland Company	1,273	54,115
Campbell Soup Company	438	20,507
ConAgra Foods Incorporated	940	31,716
General Mills Incorporated	1,310	67,806
Hormel Foods Corporation	611	19,638
Kellogg Company	564	35,177
McCormick & Company Incorporated	269	27,610
Mondelez International Incorporated Class A	3,407	138,529
The Hershey Company	320	34,934
The J.M. Smucker Company	257	26,967
The Kraft Heinz Company	1,352	104,848
Tyson Foods Incorporated Class A	656	46,215

		608,062

Household Products : 1.02%
Church & Dwight Company Incorporated	566	27,423
Colgate-Palmolive Company	1,995	145,336
Kimberly-Clark Corporation	800	94,144
The Clorox Company	292	38,518
The Procter & Gamble Company	5,769	524,864

		830,285

Personal Products : 0.09%
Coty Incorporated Class A	1,070	17,687
The Estee Lauder Companies Incorporated Class A	507	54,675

		72,362

Tobacco : 0.82%
Altria Group Incorporated	4,348	275,750

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo VT Index Asset Allocation Fund

Security name	Shares	Value
Tobacco (continued)
Philip Morris International	3,522	$390,977

		666,727

Energy : 3.66%

Energy Equipment & Services : 0.51%
Baker Hughes Incorporated	971	35,558
Halliburton Company	1,967	90,541
Helmerich & Payne Incorporated	246	12,819
National Oilwell Varco Incorporated	861	30,764
Schlumberger Limited	3,154	220,023
TechnipFMC plc †	996	27,808

		417,513

Oil, Gas & Consumable Fuels : 3.15%
Anadarko Petroleum Corporation	1,272	62,137
Andeavor Corporation	326	33,627
Apache Corporation	863	39,525
Cabot Oil & Gas Corporation	1,040	27,820
Chesapeake Energy Corporation †	2,062	8,867
Chevron Corporation	4,298	505,015
Cimarex Energy Company	215	24,439
Concho Resources Incorporated †	337	44,390
ConocoPhillips	2,760	138,138
Devon Energy Corporation	1,203	44,162
EOG Resources Incorporated	1,309	126,633
EQT Corporation	390	25,444
Exxon Mobil Corporation	9,604	787,336
Hess Corporation	612	28,697
Kinder Morgan Incorporated	4,348	83,395
Marathon Oil Corporation	1,928	26,144
Marathon Petroleum Corporation	1,147	64,324
Newfield Exploration Company †	454	13,470
Noble Energy Incorporated	1,103	31,281
Occidental Petroleum Corporation	1,736	111,469
ONEOK Incorporated	858	47,542
Phillips 66 Company	974	89,228
Pioneer Natural Resources Company	385	56,803
Range Resources Corporation	516	10,098
The Williams Companies Incorporated	1,876	56,299
Valero Energy Corporation	1,001	77,007

		2,563,290

Financials : 8.77%

Banks : 3.88%
Bank of America Corporation	22,214	562,903
BB&T Corporation	1,826	85,712
Citigroup Incorporated	6,184	449,824
Citizens Financial Group Incorporated	1,135	42,982
Comerica Incorporated	399	30,428
Fifth Third Bancorp	1,669	46,699
Huntington Bancshares Incorporated	2,477	34,579
JPMorgan Chase & Company	7,977	761,883
KeyCorp	2,465	46,391
M&T Bank Corporation	343	55,237
People’s United Financial Incorporated	779	14,131
PNC Financial Services Group Incorporated	1,085	146,225
Regions Financial Corporation	2,708	41,243
SunTrust Banks Incorporated	1,088	65,030
US Bancorp	3,606	193,246

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Shares	Value
Banks (continued)
Wells Fargo & Company (l)	10,173	$561,041
Zions Bancorporation	458	21,608

		3,159,162

Capital Markets : 1.80%
Affiliated Managers Group Incorporated	127	24,108
Ameriprise Financial Incorporated	339	50,345
Bank of New York Mellon Corporation	2,338	123,961
BlackRock Incorporated	280	125,185
CBOE Holdings Incorporated	255	27,446
CME Group Incorporated	769	104,338
E*TRADE Financial Corporation †	621	27,082
Franklin Resources Incorporated	745	33,160
Intercontinental Exchange Incorporated	1,334	91,646
Invesco Limited	922	32,307
Moody’s Corporation	376	52,343
Morgan Stanley	3,197	153,999
Northern Trust Corporation	486	44,678
Raymond James Financial Incorporated	291	24,540
S&P Global Incorporated	582	90,972
State Street Corporation	846	80,827
T. Rowe Price Group Incorporated	547	49,586
The Charles Schwab Corporation	2,693	117,792
The Goldman Sachs Group Incorporated	815	193,310
The NASDAQ OMX Group Incorporated	264	20,478

		1,468,103

Consumer Finance : 0.44%
American Express Company	1,667	150,797
Capital One Financial Corporation	1,097	92,872
Discover Financial Services	844	54,421
Navient Corporation	620	9,312
Synchrony Financial	1,698	52,723

		360,125

Diversified Financial Services : 1.01%
Berkshire Hathaway Incorporated Class B †	4,361	799,459
Leucadia National Corporation	718	18,130

		817,589

Insurance : 1.64%
AFLAC Incorporated	895	72,844
American International Group Incorporated	2,043	125,420
Aon plc	577	84,300
Arthur J. Gallagher & Company	408	25,112
Assurant Incorporated	121	11,558
Brighthouse Financial Incorporated †	217	13,194
Chubb Limited	1,053	150,105
Cincinnati Financial Corporation	337	25,804
Everest Reinsurance Group Limited	92	21,012
Lincoln National Corporation	502	36,887
Loews Corporation	625	29,913
Marsh & McLennan Companies Incorporated	1,162	97,387
MetLife Incorporated	2,405	124,940
Principal Financial Group Incorporated	607	39,054
Prudential Financial Incorporated	966	102,705
The Allstate Corporation	818	75,182
The Hartford Financial Services Group Incorporated	825	45,730

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo VT Index Asset Allocation Fund

Security name	Shares	Value
Insurance (continued)
The Progressive Corporation	1,320	$63,914
The Travelers Companies Incorporated	624	76,452
Torchmark Corporation	245	19,622
UnumProvident Corporation	511	26,127
Willis Towers Watson plc	304	46,886
XL Group Limited	583	22,999

		1,337,147

Health Care : 8.69%

Biotechnology : 1.90%
AbbVie Incorporated	3,576	317,763
Alexion Pharmaceuticals Incorporated †	500	70,145
Amgen Incorporated	1,647	307,083
Biogen Incorporated	476	149,045
Celgene Corporation †	1,776	258,976
Gilead Sciences Incorporated	2,956	239,495
Incyte Corporation †	384	44,828
Regeneron Pharmaceuticals Incorporated †	172	76,905
Vertex Pharmaceuticals Incorporated †	570	86,663

		1,550,903

Health Care Equipment & Supplies : 1.68%
Abbott Laboratories	3,942	210,345
Align Technology Incorporated †	164	30,548
Baxter International Incorporated	1,137	71,347
Becton Dickinson & Company	514	100,718
Boston Scientific Corporation †	3,114	90,835
C.R. Bard Incorporated	164	52,562
Danaher Corporation	1,382	118,548
Dentsply Sirona Incorporated	520	31,101
Edwards Lifesciences Corporation †	477	52,141
Hologic Incorporated †	633	23,225
IDEXX Laboratories Incorporated †	197	30,632
Intuitive Surgical Incorporated †	84	87,854
Medtronic plc	3,070	238,754
ResMed Incorporated	322	24,781
Stryker Corporation	727	103,249
The Cooper Companies Incorporated	110	26,082
Varian Medical Systems Incorporated	207	20,712
Zimmer Biomet Holdings Incorporated	457	53,510

		1,366,944

Health Care Providers & Services : 1.63%
Aetna Incorporated	747	118,780
AmerisourceBergen Corporation	364	30,121
Anthem Incorporated	592	112,409
Cardinal Health Incorporated	714	47,781
Centene Corporation †	389	37,644
Cigna Corporation	569	106,369
DaVita HealthCare Partners Incorporated †	346	20,549
Envision Healthcare Corporation †	273	12,271
Express Scripts Holding Company †	1,300	82,316
HCA Holdings Incorporated †	654	52,052
Henry Schein Incorporated †	357	29,270
Humana Incorporated	327	79,667
Laboratory Corporation of America Holdings †	230	34,723
McKesson Corporation	474	72,811
Patterson Companies Incorporated	185	7,150
Quest Diagnostics Incorporated	308	28,841
UnitedHealth Group Incorporated	2,190	428,912

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Shares	Value
Health Care Providers & Services (continued)
Universal Health Services Incorporated Class B	198	$21,966

		1,323,632

Health Care Technology : 0.06%
Cerner Corporation †	710	50,637

Life Sciences Tools & Services : 0.49%
Agilent Technologies Incorporated	727	46,673
Illumina Incorporated †	330	65,736
Mettler-Toledo International Incorporated †	57	35,691
PerkinElmer Incorporated	250	17,243
Quintiles Transnational Holdings Incorporated †	342	32,514
Thermo Fisher Scientific Incorporated	907	171,604
Waters Corporation †	180	32,314

		401,775

Pharmaceuticals : 2.93%
Allergan plc	749	153,508
Bristol-Myers Squibb Company	3,703	236,029
Eli Lilly & Company	2,195	187,760
Johnson & Johnson	6,082	790,721
Merck & Company Incorporated	6,189	396,282
Mylan NV †	1,206	37,832
Perrigo Company plc	299	25,310
Pfizer Incorporated	13,549	483,699
Zoetis Incorporated	1,110	70,774

		2,381,915

Industrials : 6.13%

Aerospace & Defense : 1.50%
Arconic Incorporated	878	21,845
General Dynamics Corporation	632	129,927
L-3 Technologies Incorporated	177	33,352
Lockheed Martin Corporation	567	175,934
Northrop Grumman Corporation	397	114,225
Raytheon Company	658	122,770
Rockwell Collins Incorporated	367	47,971
Textron Incorporated	601	32,382
The Boeing Company	1,260	320,305
TransDigm Group Incorporated	110	28,122
United Technologies Corporation	1,677	194,666

		1,221,499

Air Freight & Logistics : 0.44%
C.H. Robinson Worldwide Incorporated	318	24,200
Expeditors International of Washington Incorporated	409	24,483
FedEx Corporation	558	125,874
United Parcel Service Incorporated Class B	1,556	186,860

		361,417

Airlines : 0.30%
Alaska Air Group Incorporated	278	21,203
American Airlines Group Incorporated	977	46,398
Delta Air Lines Incorporated	1,505	72,571
Southwest Airlines Company	1,245	69,695

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo VT Index Asset Allocation Fund

Security name	Shares	Value
Airlines (continued)
United Continental Holdings Incorporated †	581	$35,371

		245,238

Building Products : 0.22%
A.O. Smith Corporation	330	19,612
Allegion plc	214	18,505
Fortune Brands Home & Security Incorporated	346	23,262
Johnson Controls International plc	2,111	85,052
Masco Corporation	719	28,048

		174,479

Commercial Services & Supplies : 0.18%
Cintas Corporation	192	27,702
Republic Services Incorporated	519	34,285
Stericycle Incorporated †	191	13,679
Waste Management Incorporated	916	71,695

		147,361

Construction & Engineering : 0.05%
Fluor Corporation	316	13,304
Jacobs Engineering Group Incorporated	272	15,849
Quanta Services Incorporated †	341	12,743

		41,896

Electrical Equipment : 0.33%
Acuity Brands Incorporated	94	16,100
AMETEK Incorporated	524	34,605
Eaton Corporation plc	1,009	77,481
Emerson Electric Company	1,452	91,244
Rockwell Automation Incorporated	291	51,859

		271,289

Industrial Conglomerates : 1.30%
3M Company	1,352	283,785
General Electric Company	19,715	476,709
Honeywell International Incorporated	1,724	244,360
Roper Industries Incorporated	231	56,225

		1,061,079

Machinery : 0.98%
Caterpillar Incorporated	1,340	167,111
Cummins Incorporated	355	59,651
Deere & Company	724	90,927
Dover Corporation	352	32,169
Flowserve Corporation	295	12,564
Fortive Corporation	692	48,987
Illinois Tool Works Incorporated	703	104,016
Ingersoll-Rand plc	576	51,362
Paccar Incorporated	795	57,510
Parker-Hannifin Corporation	303	53,031
Pentair plc	374	25,417
Snap-on Incorporated	130	19,371
Stanley Black & Decker Incorporated	347	52,387
Xylem Incorporated	406	25,428

		799,931

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Shares	Value
Professional Services : 0.17%
Equifax Incorporated	275	$29,147
IHS Markit Limited †	822	36,234
Nielsen Holdings plc	762	31,585
Robert Half International Incorporated	286	14,397
Verisk Analytics Incorporated †	352	29,283

		140,646

Road & Rail : 0.56%
CSX Corporation	2,056	111,559
J.B. Hunt Transport Services Incorporated	192	21,327
Kansas City Southern	238	25,866
Norfolk Southern Corporation	650	85,956
Union Pacific Corporation	1,805	209,326

		454,034

Trading Companies & Distributors : 0.10%
Fastenal Company	651	29,673
United Rentals Incorporated †	191	26,499
W.W. Grainger Incorporated	118	21,211

		77,383

Information Technology : 13.91%

Communications Equipment : 0.60%
Cisco Systems Incorporated	11,317	380,591
F5 Networks Incorporated †	144	17,361
Harris Corporation	272	35,817
Juniper Networks Incorporated	860	23,934
Motorola Solutions Incorporated	367	31,147

		488,850

Electronic Equipment, Instruments & Components : 0.24%
Amphenol Corporation Class A	692	58,571
Corning Incorporated	2,042	61,097
FLIR Systems Incorporated	312	12,140
TE Connectivity Limited	800	66,448

		198,256

Internet Software & Services : 2.89%
Akamai Technologies Incorporated †	387	18,855
Alphabet Incorporated Class A †	673	655,314
Alphabet Incorporated Class C †	682	654,113
eBay Incorporated †	2,252	86,612
Facebook Incorporated Class A †	5,343	912,958
VeriSign Incorporated †	194	20,640

		2,348,492

IT Services : 2.39%
Accenture plc Class A	1,400	189,098
Alliance Data Systems Corporation	108	23,927
Automatic Data Processing Incorporated	1,005	109,867
Cognizant Technology Solutions Corporation Class A	1,336	96,913
CSRA Incorporated	369	11,908
DXC Technology Company	644	55,307
Fidelity National Information Services Incorporated	755	70,509

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo VT Index Asset Allocation Fund

Security name	Shares	Value
IT Services (continued)
Fiserv Incorporated †	477	$61,514
Gartner Incorporated †	205	25,504
Global Payments Incorporated	343	32,595
International Business Machines Corporation	1,959	284,212
MasterCard Incorporated Class A	2,116	298,779
Paychex Incorporated	725	43,471
PayPal Holdings Incorporated †	2,557	163,725
The Western Union Company	1,054	20,237
Total System Services Incorporated	379	24,825
Visa Incorporated Class A	4,132	434,852

		1,947,243

Semiconductors & Semiconductor Equipment : 2.23%
Advanced Micro Devices Incorporated †	1,823	23,243
Analog Devices Incorporated	833	71,780
Applied Materials Incorporated	2,410	125,537
Broadcom Limited	918	222,652
Intel Corporation	10,617	404,295
KLA-Tencor Corporation	355	37,630
Lam Research Corporation	368	68,095
Microchip Technology Incorporated	527	47,314
Micron Technology Incorporated †	2,520	99,112
NVIDIA Corporation	1,356	242,412
Qorvo Incorporated †	285	20,144
QUALCOMM Incorporated	3,344	173,353
Skyworks Solutions Incorporated	411	41,881
Texas Instruments Incorporated	2,245	201,242
Xilinx Incorporated	565	40,019

		1,818,709

Software : 3.04%
Activision Blizzard Incorporated	1,701	109,732
Adobe Systems Incorporated †	1,117	166,634
Ansys Incorporated †	192	23,564
Autodesk Incorporated †	496	55,681
CA Incorporated	714	23,833
Cadence Design Systems Incorporated †	636	25,103
Citrix Systems Incorporated	325	24,967
Electronic Arts Incorporated †	698	82,406
Intuit Incorporated	552	78,461
Microsoft Corporation	17,394	1,295,679
Oracle Corporation	6,825	329,989
Red Hat Incorporated †	401	44,455
Salesforce.com Incorporated †	1,545	144,334
Symantec Corporation	1,397	45,836
Synopsys Incorporated †	339	27,300

		2,477,974

Technology Hardware, Storage & Peripherals : 2.52%
Apple Incorporated	11,655	1,796,269
Hewlett Packard Enterprise Company	3,703	54,471
HP Incorporated	3,781	75,469
NetApp Incorporated	609	26,650
Seagate Technology plc	662	21,959
Western Digital Corporation	670	57,888
Xerox Corporation	482	16,046

		2,048,752

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Shares	Value
Materials : 1.78%

Chemicals : 1.32%
Air Products & Chemicals Incorporated	494	$74,703
Albemarle Corporation	250	34,078
CF Industries Holdings Incorporated	524	18,424
DowDuPont Incorporated	5,273	365,050
Eastman Chemical Company	327	29,590
Ecolab Incorporated	588	75,623
FMC Corporation	304	27,150
International Flavors & Fragrances Incorporated	178	25,438
LyondellBasell Industries NV Class A	735	72,802
Monsanto Company	996	119,341
PPG Industries Incorporated	582	63,240
Praxair Incorporated	650	90,831
The Mosaic Company	788	17,013
The Sherwin-Williams Company	185	66,237

		1,079,520

Construction Materials : 0.08%
Martin Marietta Materials Incorporated	142	29,285
Vulcan Materials Company	300	35,880

		65,165

Containers & Packaging : 0.22%
Avery Dennison Corporation	200	19,668
Ball Corporation	796	32,875
International Paper Company	937	53,240
Packaging Corporation of America	213	24,427
Sealed Air Corporation	429	18,327
WestRock Company	574	32,563

		181,100

Metals & Mining : 0.16%
Freeport-McMoRan Incorporated †	3,053	42,864
Newmont Mining Corporation	1,207	45,275
Nucor Corporation	725	40,629

		128,768

Real Estate : 1.79%

Equity REITs : 1.76%
Alexandria Real Estate Equities Incorporated	211	25,103
American Tower Corporation	969	132,443
Apartment Investment & Management Company Class A	355	15,570
AvalonBay Communities Incorporated	312	55,667
Boston Properties Incorporated	348	42,762
Crown Castle International Corporation	917	91,682
Digital Realty Trust Incorporated	463	54,787
Duke Realty Corporation	806	23,229
Equinix Incorporated	175	78,103
Equity Residential	830	54,722
Essex Property Trust Incorporated	149	37,850
Extra Space Storage Incorporated	285	22,777
Federal Realty Investment Trust	162	20,122
GGP Incorporated	1,413	29,348
HCP Incorporated	1,061	29,528
Host Hotels & Resorts Incorporated	1,675	30,971
Iron Mountain Incorporated	597	23,223

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo VT Index Asset Allocation Fund

Security name	Shares	Value
Equity REITs (continued)
Kimco Realty Corporation	962	$18,807
Mid-America Apartment Communities Incorporated	257	27,468
Prologis Incorporated	1,205	76,469
Public Storage Incorporated	338	72,329
Realty Income Corporation	620	35,458
Regency Centers Corporation	334	20,721
SBA Communications Corporation †	272	39,182
Simon Property Group Incorporated	701	112,868
SL Green Realty Corporation	224	22,696
The Macerich Company	245	13,468
UDR Incorporated	607	23,084
Ventas Incorporated	806	52,495
Vornado Realty Trust	389	29,906
Welltower Incorporated	835	58,684
Weyerhaeuser Company	1,708	58,098

		1,429,620

Real Estate Management & Development : 0.03%
CBRE Group Incorporated Class A †	681	25,796

Telecommunication Services : 1.31%

Diversified Telecommunication Services : 1.31%
AT&T Incorporated	13,950	546,422
CenturyLink Incorporated «	1,235	23,342
Level 3 Communications Incorporated †	663	35,331
Verizon Communications Incorporated	9,269	458,723

		1,063,818

Utilities : 1.87%

Electric Utilities : 1.18%
Alliant Energy Corporation	523	21,741
American Electric Power Company Incorporated	1,112	78,107
Duke Energy Corporation	1,580	132,594
Edison International	739	57,029
Entergy Corporation	406	31,002
Eversource Energy	716	43,275
Exelon Corporation	2,174	81,895
FirstEnergy Corporation	1,006	31,015
NextEra Energy Incorporated	1,058	155,050
PG&E Corporation	1,159	78,916
Pinnacle West Capital Corporation	252	21,309
PPL Corporation	1,547	58,709
The Southern Company	2,257	110,909
Xcel Energy Incorporated	1,148	54,323

		955,874

Independent Power & Renewable Electricity Producers : 0.04%
AES Corporation	1,494	16,464
NRG Energy Incorporated	686	17,555

		34,019

Multi-Utilities : 0.61%
Ameren Corporation	549	31,754
CenterPoint Energy Incorporated	974	28,451
CMS Energy Corporation	638	29,552
Consolidated Edison Incorporated	701	56,557
Dominion Resources Incorporated	1,454	111,856
DTE Energy Company	406	43,588

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name			Shares	Value
Multi-Utilities (continued)
NiSource Incorporated			736	$18,834
Public Service Enterprise Group Incorporated			1,145	52,956
SCANA Corporation			323	15,662
Sempra Energy			568	64,826
WEC Energy Group Incorporated			714	44,825

				498,861

Water Utilities : 0.04%
American Water Works Company Incorporated			404	32,688

Total Common Stocks (Cost $25,470,736)				48,811,178

		Expiration date
Rights : 0.00%

Consumer Staples : 0.00%

Food & Staples Retailing : 0.00%
Safeway Casa Ley Contingent Value Rights †(a)		1-30-2019	684	0
Safeway PDC LLC Contingent Value Rights †(a)		1-30-2018	684	12

Total Rights (Cost $714)				12

	Interest rate	Maturity date	Principal
U.S. Treasury Securities : 39.69%
U.S. Treasury Bond	2.75	8-15-2042	$126,000	124,410
U.S. Treasury Bond	2.75	11-15-2042	126,000	124,297
U.S. Treasury Bond	2.88	5-15-2043	182,000	183,337
U.S. Treasury Bond	3.00	5-15-2042	84,000	86,838
U.S. Treasury Bond	3.13	11-15-2041	66,000	69,785
U.S. Treasury Bond	3.13	2-15-2042	87,000	91,958
U.S. Treasury Bond	3.13	2-15-2043	129,000	136,019
U.S. Treasury Bond	3.38	5-15-2044	187,000	206,007
U.S. Treasury Bond	3.50	2-15-2039	61,000	68,835
U.S. Treasury Bond	3.63	8-15-2043	156,000	178,876
U.S. Treasury Bond	3.63	2-15-2044	218,000	250,351
U.S. Treasury Bond	3.75	8-15-2041	68,000	79,430
U.S. Treasury Bond	3.75	11-15-2043	187,000	219,046
U.S. Treasury Bond	3.88	8-15-2040	71,000	84,393
U.S. Treasury Bond	4.25	5-15-2039	57,000	71,266
U.S. Treasury Bond	4.25	11-15-2040	74,000	92,815
U.S. Treasury Bond	4.38	2-15-2038	32,000	40,643
U.S. Treasury Bond	4.38	11-15-2039	57,000	72,497
U.S. Treasury Bond	4.38	5-15-2040	83,000	105,737
U.S. Treasury Bond	4.38	5-15-2041	65,000	83,091
U.S. Treasury Bond	4.50	2-15-2036	70,000	89,988
U.S. Treasury Bond	4.50	5-15-2038	36,000	46,474
U.S. Treasury Bond	4.50	8-15-2039	59,000	76,251
U.S. Treasury Bond	4.63	2-15-2040	102,000	134,178
U.S. Treasury Bond	4.75	2-15-2037	24,000	31,854
U.S. Treasury Bond	4.75	2-15-2041	88,000	118,161
U.S. Treasury Bond	5.00	5-15-2037	29,000	39,614
U.S. Treasury Bond	5.25	11-15-2028	45,000	57,691
U.S. Treasury Bond	5.25	2-15-2029	33,000	42,462
U.S. Treasury Bond	5.38	2-15-2031	70,000	93,685
U.S. Treasury Bond	5.50	8-15-2028	35,000	45,560
U.S. Treasury Bond	6.13	11-15-2027	49,000	65,865
U.S. Treasury Bond	6.13	8-15-2029	25,000	34,666

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo VT Index Asset Allocation Fund

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Bond	6.25%	5-15-2030	$45,000	$63,835
U.S. Treasury Bond	6.38	8-15-2027	21,000	28,563
U.S. Treasury Bond	6.88	8-15-2025	21,000	28,124
U.S. Treasury Note	0.75	9-30-2018	118,000	117,286
U.S. Treasury Note	0.75	10-31-2018	118,000	117,203
U.S. Treasury Note	0.75	2-15-2019	107,000	106,022
U.S. Treasury Note	0.75	7-15-2019	108,000	106,642
U.S. Treasury Note	0.75	8-15-2019	108,000	106,566
U.S. Treasury Note	0.88	10-15-2018	106,000	105,441
U.S. Treasury Note	0.88	4-15-2019	109,000	108,063
U.S. Treasury Note	0.88	5-15-2019	110,000	108,999
U.S. Treasury Note	0.88	6-15-2019	108,000	106,950
U.S. Treasury Note	0.88	7-31-2019	76,000	75,201
U.S. Treasury Note	0.88	9-15-2019	106,000	104,762
U.S. Treasury Note	1.00	9-15-2018	117,000	116,589
U.S. Treasury Note	1.00	11-30-2018	103,000	102,529
U.S. Treasury Note	1.00	3-15-2019	107,000	106,356
U.S. Treasury Note	1.00	6-30-2019	58,000	57,554
U.S. Treasury Note	1.00	8-31-2019	79,000	78,303
U.S. Treasury Note	1.00	9-30-2019	148,000	146,613
U.S. Treasury Note	1.00	10-15-2019	109,000	107,914
U.S. Treasury Note	1.00	11-15-2019	96,000	94,984
U.S. Treasury Note	1.00	11-30-2019	142,000	140,480
U.S. Treasury Note	1.13	1-15-2019	106,000	105,607
U.S. Treasury Note	1.13	1-31-2019	119,000	118,540
U.S. Treasury Note	1.13	2-28-2019	118,000	117,521
U.S. Treasury Note	1.13	5-31-2019	65,000	64,665
U.S. Treasury Note	1.13	12-31-2019	95,000	94,176
U.S. Treasury Note	1.13	3-31-2020	93,000	91,997
U.S. Treasury Note	1.13	4-30-2020	104,000	102,830
U.S. Treasury Note	1.13	2-28-2021	226,000	221,533
U.S. Treasury Note	1.13	6-30-2021	228,000	222,656
U.S. Treasury Note	1.13	7-31-2021	153,000	149,229
U.S. Treasury Note	1.13	8-31-2021	153,000	149,073
U.S. Treasury Note	1.13	9-30-2021	152,000	147,957
U.S. Treasury Note	1.25	10-31-2018	165,000	164,755
U.S. Treasury Note	1.25	11-15-2018	108,000	107,810
U.S. Treasury Note	1.25	11-30-2018	155,000	154,734
U.S. Treasury Note	1.25	12-15-2018	108,000	107,810
U.S. Treasury Note	1.25	12-31-2018	120,000	119,775
U.S. Treasury Note	1.25	1-31-2019	125,000	124,717
U.S. Treasury Note	1.25	3-31-2019	117,000	116,689
U.S. Treasury Note	1.25	4-30-2019	51,000	50,849
U.S. Treasury Note	1.25	5-31-2019	114,000	113,635
U.S. Treasury Note	1.25	6-30-2019	114,000	113,586
U.S. Treasury Note	1.25	8-31-2019	114,000	113,501
U.S. Treasury Note	1.25	10-31-2019	75,000	74,625
U.S. Treasury Note	1.25	1-31-2020	225,000	223,471
U.S. Treasury Note	1.25	2-29-2020	152,000	150,913
U.S. Treasury Note	1.25	3-31-2021	226,000	222,275
U.S. Treasury Note	1.25	10-31-2021	151,000	147,579
U.S. Treasury Note	1.25	7-31-2023	125,000	119,521
U.S. Treasury Note	1.38	9-30-2018	208,000	207,984
U.S. Treasury Note	1.38	11-30-2018	74,000	73,977
U.S. Treasury Note	1.38	12-31-2018	91,000	90,968
U.S. Treasury Note	1.38	2-28-2019	121,000	120,915
U.S. Treasury Note	1.38	7-31-2019	114,000	113,804
U.S. Treasury Note	1.38	12-15-2019	111,000	110,649
U.S. Treasury Note	1.38	1-15-2020	109,000	108,608
U.S. Treasury Note	1.38	1-31-2020	101,000	100,625
U.S. Treasury Note	1.38	2-15-2020	109,000	108,540
U.S. Treasury Note	1.38	2-29-2020	228,000	227,011
U.S. Treasury Note	1.38	3-31-2020	226,000	224,914
U.S. Treasury Note	1.38	4-30-2020	226,000	224,826
U.S. Treasury Note	1.38	5-31-2020	106,000	105,412

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	1.38%	8-31-2020	$256,000	$254,190
U.S. Treasury Note	1.38	9-30-2020	256,000	254,050
U.S. Treasury Note	1.38	10-31-2020	232,000	230,033
U.S. Treasury Note	1.38	1-31-2021	232,000	229,499
U.S. Treasury Note	1.38	4-30-2021	226,000	223,087
U.S. Treasury Note	1.38	5-31-2021	226,000	222,875
U.S. Treasury Note	1.38	6-30-2023	126,000	121,447
U.S. Treasury Note	1.38	8-31-2023	124,000	119,268
U.S. Treasury Note	1.38	9-30-2023	90,000	86,502
U.S. Treasury Note	1.50	8-31-2018	200,000	200,234
U.S. Treasury Note	1.50	12-31-2018	144,000	144,158
U.S. Treasury Note	1.50	1-31-2019	161,000	161,157
U.S. Treasury Note	1.50	2-28-2019	147,000	147,126
U.S. Treasury Note	1.50	3-31-2019	60,000	60,063
U.S. Treasury Note	1.50	5-31-2019	158,000	158,142
U.S. Treasury Note	1.50	10-31-2019	225,000	224,974
U.S. Treasury Note	1.50	11-30-2019	226,000	225,938
U.S. Treasury Note	1.50	4-15-2020	107,000	106,791
U.S. Treasury Note	1.50	5-15-2020	107,000	106,766
U.S. Treasury Note	1.50	5-31-2020	226,000	225,461
U.S. Treasury Note	1.50	6-15-2020	107,000	106,749
U.S. Treasury Note	1.50	7-15-2020	107,000	106,687
U.S. Treasury Note	1.50	8-15-2020	107,000	106,661
U.S. Treasury Note	1.50	1-31-2022	128,000	126,040
U.S. Treasury Note	1.50	2-28-2023	126,000	122,747
U.S. Treasury Note	1.50	3-31-2023	126,000	122,619
U.S. Treasury Note	1.50	8-15-2026	102,000	95,470
U.S. Treasury Note	1.63	3-31-2019	154,000	154,433
U.S. Treasury Note	1.63	4-30-2019	159,000	159,435
U.S. Treasury Note	1.63	6-30-2019	157,000	157,429
U.S. Treasury Note	1.63	7-31-2019	155,000	155,430
U.S. Treasury Note	1.63	8-31-2019	229,000	229,635
U.S. Treasury Note	1.63	12-31-2019	225,000	225,475
U.S. Treasury Note	1.63	3-15-2020	107,000	107,150
U.S. Treasury Note	1.63	6-30-2020	225,000	225,141
U.S. Treasury Note	1.63	7-31-2020	253,000	253,079
U.S. Treasury Note	1.63	11-30-2020	155,000	154,746
U.S. Treasury Note	1.63	8-15-2022	117,000	115,469
U.S. Treasury Note	1.63	8-31-2022	151,000	148,877
U.S. Treasury Note	1.63	11-15-2022	150,000	147,633
U.S. Treasury Note	1.63	4-30-2023	128,000	125,315
U.S. Treasury Note	1.63	5-31-2023	128,000	125,190
U.S. Treasury Note	1.63	10-31-2023	90,000	87,715
U.S. Treasury Note	1.63	2-15-2026	102,000	96,928
U.S. Treasury Note	1.63	5-15-2026	105,000	99,549
U.S. Treasury Note	1.75	10-31-2018	66,000	66,248
U.S. Treasury Note	1.75	9-30-2019	228,000	229,140
U.S. Treasury Note	1.75	10-31-2020	148,000	148,422
U.S. Treasury Note	1.75	12-31-2020	232,000	232,381
U.S. Treasury Note	1.75	11-30-2021	134,000	133,498
U.S. Treasury Note	1.75	2-28-2022	129,000	128,320
U.S. Treasury Note	1.75	3-31-2022	128,000	127,235
U.S. Treasury Note	1.75	4-30-2022	126,000	125,178
U.S. Treasury Note	1.75	5-15-2022	111,000	110,376
U.S. Treasury Note	1.75	5-31-2022	149,000	147,976
U.S. Treasury Note	1.75	6-30-2022	149,000	147,871
U.S. Treasury Note	1.75	9-30-2022	144,000	142,628
U.S. Treasury Note	1.75	1-31-2023	129,000	127,388
U.S. Treasury Note	1.75	5-15-2023	226,000	222,628
U.S. Treasury Note	1.88	6-30-2020	86,000	86,645
U.S. Treasury Note	1.88	11-30-2021	128,000	128,235
U.S. Treasury Note	1.88	1-31-2022	157,000	157,025
U.S. Treasury Note	1.88	2-28-2022	153,000	152,994

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo VT Index Asset Allocation Fund

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	1.88%	3-31-2022	$153,000	$152,892
U.S. Treasury Note	1.88	4-30-2022	153,000	152,809
U.S. Treasury Note	1.88	5-31-2022	128,000	127,850
U.S. Treasury Note	1.88	7-31-2022	149,000	148,628
U.S. Treasury Note	1.88	8-31-2022	142,000	141,584
U.S. Treasury Note	1.88	10-31-2022	143,000	142,453
U.S. Treasury Note	1.88	8-31-2024	125,000	122,720
U.S. Treasury Note	2.00	7-31-2020	101,000	102,073
U.S. Treasury Note	2.00	9-30-2020	106,000	107,106
U.S. Treasury Note	2.00	11-30-2020	122,000	123,210
U.S. Treasury Note	2.00	2-28-2021	136,000	137,280
U.S. Treasury Note	2.00	5-31-2021	146,000	147,266
U.S. Treasury Note	2.00	8-31-2021	127,000	127,967
U.S. Treasury Note	2.00	10-31-2021	126,000	126,866
U.S. Treasury Note	2.00	11-15-2021	178,000	179,321
U.S. Treasury Note	2.00	12-31-2021	155,000	155,908
U.S. Treasury Note	2.00	2-15-2022	133,000	133,826
U.S. Treasury Note	2.00	7-31-2022	144,000	144,512
U.S. Treasury Note	2.00	11-30-2022	129,000	129,202
U.S. Treasury Note	2.00	2-15-2023	220,000	220,060
U.S. Treasury Note	2.00	4-30-2024	123,000	122,005
U.S. Treasury Note	2.00	5-31-2024	123,000	121,938
U.S. Treasury Note	2.00	6-30-2024	123,000	121,852
U.S. Treasury Note	2.00	2-15-2025	289,000	284,936
U.S. Treasury Note	2.00	8-15-2025	220,000	216,141
U.S. Treasury Note	2.00	11-15-2026	170,000	165,591
U.S. Treasury Note	2.13	8-31-2020	138,000	139,946
U.S. Treasury Note	2.13	1-31-2021	132,000	133,805
U.S. Treasury Note	2.13	6-30-2021	142,000	143,814
U.S. Treasury Note	2.13	8-15-2021	178,000	180,218
U.S. Treasury Note	2.13	9-30-2021	128,000	129,515
U.S. Treasury Note	2.13	12-31-2021	126,000	127,378
U.S. Treasury Note	2.13	6-30-2022	126,000	127,162
U.S. Treasury Note	2.13	12-31-2022	129,000	129,892
U.S. Treasury Note	2.13	11-30-2023	110,000	110,296
U.S. Treasury Note	2.13	2-29-2024	128,000	128,045
U.S. Treasury Note	2.13	3-31-2024	127,000	126,970
U.S. Treasury Note	2.13	7-31-2024	123,000	122,755
U.S. Treasury Note	2.13	5-15-2025	234,000	232,410
U.S. Treasury Note	2.25	3-31-2021	135,000	137,363
U.S. Treasury Note	2.25	4-30-2021	142,000	144,474
U.S. Treasury Note	2.25	7-31-2021	194,000	197,281
U.S. Treasury Note	2.25	12-31-2023	127,000	128,136
U.S. Treasury Note	2.25	1-31-2024	127,000	128,067
U.S. Treasury Note	2.25	11-15-2024	290,000	291,337
U.S. Treasury Note	2.25	11-15-2025	219,000	218,897
U.S. Treasury Note	2.25	2-15-2027	196,000	194,729
U.S. Treasury Note	2.25	8-15-2027	101,000	100,266
U.S. Treasury Note	2.38	12-31-2020	123,000	125,657
U.S. Treasury Note	2.38	8-15-2024	289,000	292,962
U.S. Treasury Note	2.38	5-15-2027	283,000	284,050
U.S. Treasury Note	2.50	8-15-2023	190,000	194,839
U.S. Treasury Note	2.50	5-15-2024	281,000	287,290
U.S. Treasury Note	2.63	8-15-2020	220,000	226,196
U.S. Treasury Note	2.63	11-15-2020	355,000	365,317
U.S. Treasury Note	2.75	2-15-2019	128,000	130,300
U.S. Treasury Note	2.75	11-15-2023	251,000	260,795
U.S. Treasury Note	2.75	2-15-2024	217,000	225,299
U.S. Treasury Note	3.13	5-15-2019	142,000	145,827
U.S. Treasury Note	3.13	5-15-2021	155,000	162,514
U.S. Treasury Note	3.38	11-15-2019	159,000	165,199
U.S. Treasury Note	3.50	5-15-2020	138,000	144,835
U.S. Treasury Note	3.63	8-15-2019	145,000	150,749
U.S. Treasury Note	3.63	2-15-2020	191,000	200,244
U.S. Treasury Note	3.63	2-15-2021	199,000	211,570

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	3.75%	11-15-2018	$141,000	$144,657
U.S. Treasury Note	6.00	2-15-2026	42,000	54,083
U.S. Treasury Note	6.25	8-15-2023	35,000	43,147
U.S. Treasury Note	6.50	11-15-2026	28,000	37,761
U.S. Treasury Note	6.63	2-15-2027	18,000	24,597
U.S. Treasury Note	6.75	8-15-2026	21,000	28,602
U.S. Treasury Note	7.13	2-15-2023	24,000	30,283
U.S. Treasury Note	7.25	8-15-2022	24,000	29,936
U.S. Treasury Note	7.50	11-15-2024	22,000	29,807
U.S. Treasury Note	7.63	11-15-2022	12,000	15,314
U.S. Treasury Note	7.63	2-15-2025	20,000	27,476
U.S. Treasury Note	7.88	2-15-2021	15,000	18,025
U.S. Treasury Note	8.00	11-15-2021	48,000	59,794
U.S. Treasury Note	8.13	8-15-2019	29,000	32,559
U.S. Treasury Note	8.13	5-15-2021	17,000	20,815
U.S. Treasury Note	8.13	8-15-2021	15,000	18,564
U.S. Treasury Note	8.50	2-15-2020	15,000	17,447
U.S. Treasury Note	8.75	5-15-2020	12,000	14,223
U.S. Treasury Note	8.75	8-15-2020	27,000	32,398
U.S. Treasury Note	8.88	2-15-2019	29,000	31,956
U.S. Treasury Note	9.00	11-15-2018	18,000	19,529

Total U.S. Treasury Securities (Cost $32,321,314)				32,316,240

	Yield		Shares
Short-Term Investments : 0.40%

Investment Companies : 0.25%
Securities Lending Cash Investment LLC (l)(r)(u)	1.25		23,698	23,700
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.92		183,918	183,918

				207,618

			Principal
U.S. Treasury Securities : 0.15%
U.S. Treasury Bill (z)#	0.95	11-30-2017	$120,000	119,806

Total Short-Term Investments (Cost $327,425)				327,424

Total investments in securities (Cost $58,120,189)	100.03%			81,454,854
Other assets and liabilities, net	(0.03)			(25,488)

Total net assets	100.00%			$81,429,366

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
«	All or a portion of this security is on loan.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Abbreviations:

LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 E-Mini Index	1	12-15-2017	$124,292	$125,805	$1,513	$0
Short
10-Year U.S. Treasury Notes	72	12-19-2017	9,109,879	9,022,500	87,379	0

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Common Stocks
Financials
Banks
Wells Fargo & Company	11,438	11	1,276	10,173	$561,041	3.88%

Short-Term Investments
Investment companies
Securities Lending Cash Investment LLC	113,422	517,508	607,232	23,698	23,700
Wells Fargo Government Money Market Fund Select Class	1,639,441	8,178,799	9,634,322	183,918	183,918
					207,618	0.25

					$768,659	4.13%

Wells Fargo VT Index Asset Allocation Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$5,772,279	$0	$0	$5,772,279
Consumer staples	4,020,407	0	0	4,020,407
Energy	2,980,803	0	0	2,980,803
Financials	7,142,126	0	0	7,142,126
Health care	7,075,806	0	0	7,075,806
Industrials	4,996,252	0	0	4,996,252
Information technology	11,328,276	0	0	11,328,276
Materials	1,454,553	0	0	1,454,553
Real estate	1,455,416	0	0	1,455,416
Telecommunication services	1,063,818	0	0	1,063,818
Utilities	1,521,442	0	0	1,521,442
Rights
Consumer staples	0	12	0	12
U.S. Treasury securities	32,316,240	0	0	32,316,240
Short-term investments
Investment companies	183,918	0	0	183,918
U.S. Treasury securities	119,806	0	0	119,806

Investments measured at net asset value*				23,700

	81,431,142	12	0	81,454,854
Futures contracts	17,295	0	0	17,295

Total assets	$81,448,437	$12	$0	$81,472,149

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $23,700 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo VT International Equity Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 93.20%

Brazil : 2.64%
Cosan Limited Class A (Energy, Oil, Gas & Consumable Fuels)	1,097,736	$8,924,594

Canada : 2.17%
Lundin Mining Corporation (Materials, Metals & Mining)	1,066,451	7,316,226

China : 6.99%
China Everbright Limited (Financials, Capital Markets)	1,566,000	3,600,461
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	793,000	8,034,967
Hollysys Automation Technologies Limited (Information Technology, Electronic Equipment, Instruments & Components)«	324,153	7,004,945
Industrial & Commercial Bank of China Limited H Shares (Financials, Banks)	1,461,000	1,084,771
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Health Care Providers & Services)	1,577,200	3,852,345

		23,577,489

Denmark : 1.03%
Novo Nordisk AS Class B (Health Care, Pharmaceuticals)	72,427	3,462,462

France : 5.97%
Compagnie de Saint-Gobain SA (Industrials, Building Products)	203,632	12,134,719
Orange SA (Telecommunication Services, Diversified Telecommunication Services)	488,479	8,001,843

		20,136,562

Germany : 13.93%
Bayer AG (Health Care, Pharmaceuticals)	78,833	10,742,818
Ceconomy AG (Consumer Discretionary, Specialty Retail)	289,018	3,403,266
Metro AG (Consumer Staples, Food & Staples Retailing)†	259,783	5,491,368
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	22,384	4,785,829
Rheinmetall AG (Industrials, Industrial Conglomerates)	47,909	5,399,633
SAP SE (Information Technology, Software)	54,112	5,927,988
Siemens AG (Industrials, Industrial Conglomerates)	79,830	11,246,652

		46,997,554

Hong Kong : 1.47%
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	5,024,000	4,965,088

Italy : 7.45%
Eni SpA (Energy, Oil, Gas & Consumable Fuels)	753,150	12,462,076
Prysmian SpA (Industrials, Electrical Equipment)	35,040	1,183,606
UniCredit SpA (Financials, Banks)	540,615	11,513,934

		25,159,616

Japan : 9.14%
Daiwa Securities Group Incorporated (Financials, Capital Markets)	772,000	4,372,323
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,502,000	10,583,744
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	907,800	5,894,952
Nomura Holdings Incorporated (Financials, Capital Markets)	1,783,300	9,984,261

		30,835,280

Malaysia : 2.95%
CIMB Group Holdings Bhd (Financials, Banks)	6,669,720	9,951,270

Netherlands : 11.06%
Koninklijke Philips NV (Industrials, Industrial Conglomerates)	233,034	9,620,524
NN Group NV (Financials, Insurance)	272,598	11,408,524
OCI NV (Materials, Chemicals)†«	281,692	6,595,381

1

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo VT International Equity Fund

Security name			Shares	Value
Netherlands (continued)
Sensata Technologies Holding NV (Industrials, Electrical Equipment)†			202,127	$9,716,245

				37,340,674

Norway : 3.83%
Den Norske Bank ASA (Financials, Banks)			642,003	12,937,596

Russia : 2.01%
Mobile TeleSystems PJSC ADR (Telecommunication Services, Wireless Telecommunication Services)			650,431	6,790,500

South Africa : 2.22%
Sasol Limited (Materials, Chemicals)			273,331	7,490,042

South Korea : 5.26%
Hana Financial Group Incorporated (Financials, Banks)			157,849	6,525,647
Samsung Electronics Company Limited GDR (Information Technology, Technology Hardware, Storage & Peripherals)144A			2,013	2,278,716
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)			40,248	8,960,789

				17,765,152

Switzerland : 3.90%
Novartis AG (Health Care, Pharmaceuticals)			133,712	11,447,023
Zurich Insurance Group AG (Financials, Insurance)			5,604	1,709,528

				13,156,551

United Kingdom : 8.60%
Man Group plc (Financials, Capital Markets)			2,907,640	6,541,780
Smiths Group plc (Industrials, Industrial Conglomerates)			164,274	3,471,404
United Business Media plc (Consumer Discretionary, Media)			863,427	7,896,468
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)			3,967,253	11,100,051

				29,009,703

United States : 2.58%
Apple Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)			24,922	3,840,979
Coach Incorporated (Consumer Discretionary, Textiles, Apparel & Luxury Goods)			120,654	4,859,943

				8,700,922

Total Common Stocks (Cost $278,984,855)				314,517,281

		Expiration date
Participation Notes : 1.43%

China : 1.43%
HSBC Bank plc (Kweichow Moutai Company Limited Class A) (Consumer Staples, Beverages)†(a)		2-19-2019	61,958	4,819,731

Total Participation Notes (Cost $2,120,868)				4,819,731

	Yield
Short-Term Investments : 5.54%

Investment Companies : 5.54%
Securities Lending Cash Investment LLC (l)(r)(u)	1.25%		4,600,233	4,600,693
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.92		14,095,558	14,095,558

Total Short-Term Investments (Cost $18,696,225)				18,696,251

2

Wells Fargo VT International Equity Fund	Portfolio of investments — September 30, 2017 (unaudited)

Total investments in securities (Cost $299,801,948)	100.17%	$338,033,263
Other assets and liabilities, net	(0.17)	(580,718)

Total net assets	100.00%	$337,452,545

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
«	All or a portion of this security is on loan.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
GDR	Global depositary receipt
LLC	Limited liability company
plc	Public limited company

3

Forward Foreign Currency Contracts

Currency to be received	Currency to be delivered	Counterparty¤¤	Settlement date	Unrealized gains	Unrealized losses
13,514,032 USD	11,540,000 EUR	Goldman Sachs	10-27-2017	$0	$142,548
18,264,438 USD	13,794,000 GBP	Morgan Stanley	12-12-2017	0	258,436

				$0	$400,983

¤¤	Transaction can only be closed with the originating counterparty.

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment companies
Securities Lending Cash Investment LLC	5,277,239	62,099,298	62,776,304	4,600,233	$4,600,693
Wells Fargo Government Money Market Fund Select Class	35,731,501	96,381,923	118,017,866	14,095,558	14,095,558

					$18,696,251	5.54%

Wells Fargo VT International Equity Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On September 30, 2017, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Participation notes

The Fund may invest in participation notes to gain exposure to securities in certain foreign markets. Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying foreign security. Participation notes involve transaction costs, which may be higher than those applicable to the underlying foreign security. The holder of the participation note is entitled to receive from the bank or broker-dealer, an amount equal to the dividend paid by the issuer of the underlying foreign security; however, the holder is not entitled to the same rights (i.e. dividends, voting rights) as an owner of the underlying foreign security. Investments in participation notes involve risks beyond those normally associated with a direct investment in an underlying security. The Fund has no rights against the issuer of the underlying foreign security and participation notes expose the Fund to counterparty risk in the event the counterparty does not perform. There is also no assurance there will be a secondary trading market for the participation note or that the trading price of the participation note will equal the underlying value of the foreign security that it seeks to replicate.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Brazil	$8,924,594	$0	$0	$8,924,594

Canada	7,316,226	0	0	7,316,226
China	23,577,489	0	0	23,577,489
Denmark	3,462,462	0	0	3,462,462
France	20,136,562	0	0	20,136,562
Germany	46,997,554	0	0	46,997,554
Hong Kong	4,965,088	0	0	4,965,088
Italy	25,159,616	0	0	25,159,616
Japan	30,835,280	0	0	30,835,280
Malaysia	9,951,270	0	0	9,951,270
Netherlands	37,340,674	0	0	37,340,674
Norway	12,937,596	0	0	12,937,596
Russia	6,790,500	0	0	6,790,500
South Africa	7,490,042	0	0	7,490,042
South Korea	17,765,152	0	0	17,765,152
Switzerland	13,156,551	0	0	13,156,551
United Kingdom	29,009,703	0	0	29,009,703
United States	8,700,922	0	0	8,700,922
Participation notes
China	0	4,819,731	0	4,819,731
Short-term investments
Investment companies	14,095,558	0	0	14,095,558
Investments measured at net asset value*				4,600,693

Total assets	$328,612,839	$4,819,731	$0	$338,033,263

Liabilities
Forward foreign currency contracts	$0	$400,983	$0	$400,983

Total liabilities	$0	$400,983	$0	$400,983

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $4,600,693 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo VT Omega Growth Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 96.79%

Consumer Discretionary : 18.71%

Auto Components : 1.21%
Ferrari NV	10,000	$1,104,800

Diversified Consumer Services : 3.03%
Adtalem Global Education Incorporated	34,500	1,236,825
Bright Horizons Family Solutions Incorporated †	17,600	1,517,296

		2,754,121

Hotels, Restaurants & Leisure : 1.97%
Vail Resorts Incorporated	6,000	1,368,720
Wingstop Incorporated «	12,792	425,334

		1,794,054

Internet & Direct Marketing Retail : 5.91%
Amazon.com Incorporated †	4,900	4,710,615
Ctrip.com International Limited ADR †	12,600	664,524

		5,375,139

Media : 2.54%
Charter Communications Incorporated Class A †	3,400	1,235,628
Cinemark Holdings Incorporated	29,599	1,071,780

		2,307,408

Specialty Retail : 4.05%
The Home Depot Incorporated	16,600	2,715,096
The TJX Companies Incorporated	13,100	965,863

		3,680,959

Consumer Staples : 0.87%

Beverages : 0.87%
Monster Beverage Corporation †	14,400	795,600

Energy : 0.63%

Oil, Gas & Consumable Fuels : 0.63%
Pioneer Natural Resources Company	3,900	575,406

Financials : 4.57%

Capital Markets : 3.17%
Intercontinental Exchange Incorporated	21,400	1,470,180
Raymond James Financial Incorporated	16,806	1,417,250

		2,887,430

Consumer Finance : 1.40%
SLM Corporation †	110,700	1,269,729

Health Care : 11.36%

Biotechnology : 3.85%
Bioverativ Incorporated †	24,200	1,381,094
Celgene Corporation †	10,366	1,511,570
Incyte Corporation †	5,200	607,048

		3,499,712

1

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo VT Omega Growth Fund

Security name	Shares	Value
Health Care Equipment & Supplies : 2.27%
Baxter International Incorporated	10,600	$665,150
Edwards Lifesciences Corporation †	6,700	732,377
Hologic Incorporated †	18,200	667,758

		2,065,285

Health Care Providers & Services : 5.24%
Amedisys Incorporated †	14,288	799,556
Tivity Health Incorporated †	15,200	620,160
UnitedHealth Group Incorporated	17,100	3,349,035

		4,768,751

Industrials : 12.37%

Aerospace & Defense : 2.88%
BWX Technologies Incorporated	24,900	1,394,898
Mercury Computer Systems Incorporated †	23,700	1,229,556

		2,624,454

Airlines : 0.80%
Spirit Airlines Incorporated †	21,700	724,997

Commercial Services & Supplies : 3.78%
Cintas Corporation	4,600	663,688
Waste Connections Incorporated	39,646	2,773,634

		3,437,322

Electrical Equipment : 0.94%
Rockwell Automation Incorporated	4,800	855,408

Machinery : 1.36%
John Bean Technologies Corporation	12,200	1,233,420

Professional Services : 1.56%
TransUnion †	30,094	1,422,242

Trading Companies & Distributors : 1.05%
Univar Incorporated †	32,900	951,797

Information Technology : 43.18%

Communications Equipment : 0.74%
Harris Corporation	5,100	671,568

Electronic Equipment, Instruments & Components : 0.80%
Littelfuse Incorporated	3,700	724,756

Internet Software & Services : 13.40%
Alphabet Incorporated Class A †	3,480	3,388,546
Alphabet Incorporated Class C †	1,489	1,428,115
Box Incorporated Class A †	67,700	1,307,964
Facebook Incorporated Class A †	17,505	2,991,079
MercadoLibre Incorporated	3,700	958,041
Tencent Holdings Limited ADR «	30,900	1,356,974
Yandex NV Class A †	23,100	761,145

		12,191,864

IT Services : 12.56%
Acxiom Corporation †	28,714	707,513
EPAM Systems Incorporated †	14,415	1,267,511
Euronet Worldwide Incorporated †	7,500	710,925
Fidelity National Information Services Incorporated	15,600	1,456,884
PayPal Holdings Incorporated †	18,200	1,165,346

2

Wells Fargo VT Omega Growth Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name		Shares	Value
IT Services (continued)
Total System Services Incorporated		21,700	$1,421,350
Visa Incorporated Class A		31,744	3,340,739
WEX Incorporated †		12,112	1,359,209

			11,429,477

Semiconductors & Semiconductor Equipment : 3.00%
Broadcom Limited		5,300	1,285,462
Teradyne Incorporated		38,800	1,446,852

			2,732,314

Software : 11.39%
Activision Blizzard Incorporated		14,900	961,199
Microsoft Corporation		40,000	2,979,600
Nintendo Company Limited «		30,100	1,383,095
Salesforce.com Incorporated †		19,800	1,849,716
ServiceNow Incorporated †		6,950	816,834
Take-Two Interactive Software Incorporated †		17,400	1,778,802
Ultimate Software Group Incorporated †«		3,100	587,760

			10,357,006

Technology Hardware, Storage & Peripherals : 1.29%
NCR Corporation †		31,200	1,170,624

Materials : 4.50%

Chemicals : 1.62%
The Sherwin-Williams Company		4,100	1,467,963

Construction Materials : 1.43%
Vulcan Materials Company		10,900	1,303,640

Containers & Packaging : 1.45%
Berry Plastics Group Incorporated †		23,300	1,319,945

Real Estate : 0.60%

Equity REITs : 0.60%
SBA Communications Corporation †		3,800	547,390

Total Common Stocks (Cost $63,048,135)			88,044,581

	Yield
Short-Term Investments : 7.04%

Investment Companies : 7.04%
Securities Lending Cash Investment LLC (l)(r)(u)	1.25%	3,589,666	3,590,025
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.92	2,808,127	2,808,127

Total Short-Term Investments (Cost $6,398,152)			6,398,152

Total investments in securities (Cost $69,446,287)	103.83%		94,442,733
Other assets and liabilities, net	(3.83)		(3,481,119)

Total net assets	100.00%		$90,961,614

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

3

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo VT Omega Growth Fund

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment companies
Securities Lending Cash Investment LLC	1,178,682	19,957,704	17,546,720	3,589,666	$3,590,025
Wells Fargo Government Money Market Fund Select Class	1,242,926	24,735,866	23,170,665	2,808,127	2,808,127

					$6,398,152	7.04%

Wells Fargo VT Omega Growth Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$17,016,481	$0	$0	$17,016,481
Consumer staples	795,600	0	0	795,600
Energy	575,406	0	0	575,406
Financials	4,157,159	0	0	4,157,159
Health care	10,333,748	0	0	10,333,748
Industrials	11,249,640	0	0	11,249,640
Information technology	39,277,609	0	0	39,277,609
Materials	4,091,548	0	0	4,091,548
Real estate	547,390	0	0	547,390
Short-term investments
Investment companies	2,808,127	0	0	2,808,127
Investments measured at net asset value*				3,590,025

Total assets	$90,852,708	$0	$0	$94,442,733

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $3,590,025 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo VT Opportunity Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 97.12%

Consumer Discretionary : 10.18%

Hotels, Restaurants & Leisure : 2.90%
Royal Caribbean Cruises Limited	14,512	$1,720,252
Starbucks Corporation	72,721	3,905,845

		5,626,097

Internet & Direct Marketing Retail : 1.11%
Amazon.com Incorporated †	2,239	2,152,463

Media : 3.46%
Comcast Corporation Class A	90,940	3,499,371
Twenty-First Century Fox Incorporated Class B	125,207	3,229,089

		6,728,460

Multiline Retail : 1.77%
Dollar General Corporation	42,493	3,444,058

Specialty Retail : 0.94%
L Brands Incorporated	43,971	1,829,633

Consumer Staples : 4.05%

Food Products : 1.52%
The Hershey Company	27,056	2,953,704

Household Products : 1.23%
Church & Dwight Company Incorporated	49,192	2,383,352

Personal Products : 1.30%
The Estee Lauder Companies Incorporated Class A	23,520	2,536,397

Energy : 6.70%

Oil, Gas & Consumable Fuels : 6.70%
Concho Resources Incorporated †	23,349	3,075,530
EOG Resources Incorporated	49,561	4,794,531
Pioneer Natural Resources Company	16,409	2,420,984
RSP Permian Incorporated †	79,120	2,736,761

		13,027,806

Financials : 18.17%

Banks : 7.68%
KeyCorp	198,638	3,738,367
Pinnacle Financial Partners Incorporated	47,055	3,150,332
PNC Financial Services Group Incorporated	31,870	4,295,120
Webster Financial Corporation	70,971	3,729,526

		14,913,345

Capital Markets : 4.02%
E*TRADE Financial Corporation †	115,257	5,026,358
Intercontinental Exchange Incorporated	40,538	2,784,961

		7,811,319

Insurance : 6.47%
Aon plc	24,055	3,514,436
Chubb Limited	27,033	3,853,554
The Progressive Corporation	44,636	2,161,275

1

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo VT Opportunity Fund

Security name	Shares	Value
Insurance (continued)
Willis Towers Watson plc	19,765	$3,048,356

		12,577,621

Health Care : 16.04%

Biotechnology : 2.60%
Alexion Pharmaceuticals Incorporated †	9,194	1,289,826
Celgene Corporation †	25,729	3,751,803

		5,041,629

Health Care Equipment & Supplies : 2.73%
Medtronic plc	36,830	2,864,269
Zimmer Biomet Holdings Incorporated	20,825	2,438,399

		5,302,668

Health Care Providers & Services : 2.41%
Cigna Corporation	15,493	2,896,261
Envision Healthcare Corporation †	39,882	1,792,696

		4,688,957

Life Sciences Tools & Services : 4.65%
Agilent Technologies Incorporated	41,786	2,682,661
Bio-Rad Laboratories Incorporated Class A †	16,408	3,646,186
Thermo Fisher Scientific Incorporated	14,335	2,712,182

		9,041,029

Pharmaceuticals : 3.65%
Mylan NV †	77,169	2,420,792
Novartis AG ADR	54,435	4,673,245

		7,094,037

Industrials : 11.94%

Aerospace & Defense : 1.53%
Lockheed Martin Corporation	9,619	2,984,680

Airlines : 1.23%
United Continental Holdings Incorporated †	39,164	2,384,304

Building Products : 2.30%
Johnson Controls International plc	110,881	4,467,395

Commercial Services & Supplies : 1.29%
Republic Services Incorporated	37,858	2,500,899

Electrical Equipment : 1.62%
Eaton Corporation plc	40,954	3,144,858

Machinery : 3.01%
Colfax Corporation †	73,413	3,056,917
Gardner Denver Holdings Incorporated †	101,749	2,800,132

		5,857,049

Road & Rail : 0.96%
Hertz Global Holdings Incorporated «†	83,091	1,857,915

2

Wells Fargo VT Opportunity Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name		Shares	Value
Information Technology : 23.97%

Electronic Equipment, Instruments & Components : 1.72%
Amphenol Corporation Class A		39,444	$3,338,540

Internet Software & Services : 5.27%
Alphabet Incorporated Class C †		7,161	6,868,187
Facebook Incorporated Class A †		19,785	3,380,663

			10,248,850

IT Services : 3.60%
Fidelity National Information Services Incorporated		35,174	3,284,900
MasterCard Incorporated Class A		26,292	3,712,430

			6,997,330

Semiconductors & Semiconductor Equipment : 3.59%
Broadcom Limited		14,022	3,400,896
Texas Instruments Incorporated		39,950	3,581,118

			6,982,014

Software : 6.86%
Check Point Software Technologies Limited †		20,754	2,366,371
Oracle Corporation		82,275	3,977,996
Red Hat Incorporated †		26,074	2,890,564
Salesforce.com Incorporated †		43,950	4,105,809

			13,340,740

Technology Hardware, Storage & Peripherals : 2.93%
Apple Incorporated		36,883	5,684,408

Materials : 4.63%

Chemicals : 2.17%
The Sherwin-Williams Company		11,805	4,226,662

Metals & Mining : 2.46%
Goldcorp Incorporated		156,681	2,030,586
Steel Dynamics Incorporated		79,573	2,742,881

			4,773,467

Real Estate : 1.44%

Equity REITs : 1.44%
American Tower Corporation		20,510	2,803,307

Total Common Stocks (Cost $144,985,883)			188,744,993

	Yield
Short-Term Investments : 3.95%

Investment Companies : 3.95%
Securities Lending Cash Investment LLC (l)(r)(u)	1.25%	1,912,436	1,912,627
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.92	5,756,892	5,756,892

Total Short-Term Investments (Cost $7,669,519)			7,669,519

3

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo VT Opportunity Fund

Total investments in securities (Cost $152,655,402)	101.07%	$196,414,512
Other assets and liabilities, net	(1.07)	(2,073,928)

Total net assets	100.00%	$194,340,584

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	%, of net assets
Short-Term Investments
Investment companies
Securities Lending Cash Investment LLC	1,415,259	36,048,415	35,551,238	1,912,436	$1,912,627
Wells Fargo Government Money Market Fund Select Class	3,604,061	32,338,705	30,185,874	5,756,892	5,756,892

					$7,669,519	3.95%

Wells Fargo VT Opportunity Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On September 30, 2017, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$19,780,711	$0	$0	$19,780,711
Consumer staples	7,873,453	0	0	7,873,453
Energy	13,027,806	0	0	13,027,806
Financials	35,302,285	0	0	35,302,285
Health care	31,168,320	0	0	31,168,320
Industrials	23,197,100	0	0	23,197,100
Information technology	46,591,882	0	0	46,591,882
Materials	9,000,129	0	0	9,000,129
Real estate	2,803,307	0	0	2,803,307
Short-term investments
Investment companies	5,756,892	0	0	5,756,892
Investments measured at net asset value*				1,912,627

Total assets	$194,501,885	$0	$0	$196,414,512

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $1,912,627 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo VT Small Cap Growth Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 98.88%

Consumer Discretionary : 13.34%

Auto Components : 1.80%
Cooper-Standard Holdings Incorporated †	23,490	$2,724,135
LCI Industries	17,120	1,983,352

		4,707,487

Diversified Consumer Services : 1.64%
Chegg Incorporated †«	99,486	1,476,372
Grand Canyon Education Incorporated †	30,920	2,808,154

		4,284,526

Hotels, Restaurants & Leisure : 3.34%
Dave & Buster’s Entertainment Incorporated †	35,500	1,863,040
Planet Fitness Incorporated Class A	120,826	3,259,885
Playa Hotels & Resorts NV †	134,800	1,405,964
The Habit Restaurants Incorporated Class A †«	10,548	137,651
Wingstop Incorporated «	62,449	2,076,429

		8,742,969

Household Durables : 0.49%
iRobot Corporation †«	16,800	1,294,608

Leisure Products : 1.04%
MCBC Holdings Incorporated †	81,412	1,659,177
Nautilus Group Incorporated †	63,160	1,067,404

		2,726,581

Media : 1.10%
Nexstar Broadcasting Group Incorporated	46,300	2,884,490

Multiline Retail : 1.18%
Ollie’s Bargain Outlet Holdings Incorporated †	66,410	3,081,424

Specialty Retail : 2.75%
Camping World Holdings Incorporated Class A	33,925	1,382,105
Five Below Incorporated †	16,008	878,519
Lithia Motors Incorporated Class A	40,920	4,923,085

		7,183,709

Energy : 1.64%

Oil, Gas & Consumable Fuels : 1.64%
Matador Resources Company †«	48,563	1,318,485
PDC Energy Incorporated †	22,400	1,098,272
RSP Permian Incorporated †	54,621	1,889,340

		4,306,097

Financials : 5.86%

Capital Markets : 2.59%
Financial Engines Incorporated	79,060	2,747,335
MarketAxess Holdings Incorporated	9,878	1,822,590
Stifel Financial Corporation	41,000	2,191,860

		6,761,785

Insurance : 1.13%
Kinsale Capital Group Incorporated	68,640	2,963,189

1

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo VT Small Cap Growth Fund

Security name	Shares	Value
Thrifts & Mortgage Finance : 2.14%
LendingTree Incorporated †«	22,928	$5,604,750

Health Care : 23.16%

Biotechnology : 7.30%
Clovis Oncology Incorporated †	36,100	2,974,640
Exact Sciences Corporation †	39,800	1,875,376
Ligand Pharmaceuticals Incorporated †	46,738	6,363,379
MiMedx Group Incorporated †«	49,800	591,624
Repligen Corporation †	89,720	3,438,070
Sage Therapeutics Incorporated †«	10,400	647,920
Sarepta Therapeutics Incorporated †«	22,269	1,010,122
Spark Therapeutics Incorporated †	24,622	2,195,298

		19,096,429

Health Care Equipment & Supplies : 9.55%
Cantel Medical Corporation	20,700	1,949,319
Glaukos Corporation †«	43,600	1,438,800
Heska Corporation †	13,960	1,229,736
Inogen Incorporated †	42,030	3,997,053
Integra LifeSciences Holdings Corporation †	96,060	4,849,109
iRhythm Technologies Incorporated †	51,576	2,675,763
Merit Medical Systems Incorporated †	29,900	1,266,265
Nevro Corporation †	57,949	5,266,405
NxStage Medical Incorporated †	84,350	2,328,060

		25,000,510

Health Care Providers & Services : 3.41%
Acadia Healthcare Company Incorporated †«	49,000	2,340,240
HealthEquity Incorporated †	100,625	5,089,613
Teladoc Incorporated †«	44,846	1,486,645

		8,916,498

Health Care Technology : 0.65%
Vocera Communications Incorporated †	54,400	1,706,528

Life Sciences Tools & Services : 0.95%
Cambrex Corporation †	18,700	1,028,500
INC Research Holdings Incorporated Class A †	28,003	1,464,557

		2,493,057

Pharmaceuticals : 1.30%
Dova Pharmaceuticals Incorporated †«	50,045	1,215,093
Kala Pharmaceuticals Incorporated †	25,308	578,035
Supernus Pharmaceuticals Incorporated †	40,500	1,620,000

		3,413,128

Industrials : 21.80%

Aerospace & Defense : 1.89%
HEICO Corporation	9,100	817,271
Mercury Computer Systems Incorporated †	79,558	4,127,469

		4,944,740

Airlines : 1.25%
SkyWest Incorporated	74,840	3,285,476

Building Products : 1.43%
Apogee Enterprises Incorporated	55,590	2,682,773

2

Wells Fargo VT Small Cap Growth Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Shares	Value
Building Products (continued)
JELD-WEN Holding Incorporated †	29,810	$1,058,851

		3,741,624

Commercial Services & Supplies : 0.87%
Advanced Disposal Services Incorporated †	90,815	2,287,630

Construction & Engineering : 3.45%
Dycom Industries Incorporated †	45,710	3,925,575
Granite Construction Incorporated	51,980	3,012,241
MasTec Incorporated †	45,000	2,088,000

		9,025,816

Machinery : 5.38%
John Bean Technologies Corporation	54,840	5,544,324
Milacron Holdings Corporation †	141,557	2,386,651
Mueller Water Products Incorporated Class A	126,160	1,614,848
REV Group Incorporated	43,747	1,258,164
Rexnord Corporation †	128,620	3,268,234

		14,072,221

Professional Services : 5.40%
On Assignment Incorporated †	149,381	8,018,771
WageWorks Incorporated †	100,747	6,115,343

		14,134,114

Road & Rail : 0.32%
Daseke Incorporated†	64,524	842,038

Trading Companies & Distributors : 1.81%
Beacon Roofing Supply Incorporated †	56,570	2,899,213
BMC Stock Holdings Incorporated †	86,140	1,839,089

		4,738,302

Information Technology : 32.83%

Communications Equipment : 0.41%
Quantenna Communications Incorporated †«	63,757	1,071,755

Electronic Equipment, Instruments & Components : 1.46%
Littelfuse Incorporated	19,540	3,827,495

Internet Software & Services : 12.81%
2U Incorporated †	75,260	4,217,570
Cloudera Incorporated †«	21,489	357,147
Cornerstone OnDemand Incorporated †	43,800	1,778,718
Coupa Software Incorporated †	50,931	1,586,501
Envestnet Incorporated †	102,311	5,217,861
Five9 Incorporated †	194,790	4,655,481
GrubHub Incorporated †«	18,000	947,880
LogMeIn Incorporated	31,360	3,451,168
Q2 Holdings Incorporated †	186,576	7,770,890
SPS Commerce Incorporated †	22,722	1,288,565
Wix.com Limited †	31,600	2,270,460

		33,542,241

IT Services : 2.77%
InterXion Holding NV †	142,390	7,251,923

Semiconductors & Semiconductor Equipment : 5.20%
Cavium Incorporated †	42,640	2,811,682

3

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo VT Small Cap Growth Fund

Security name			Shares	Value
Semiconductors & Semiconductor Equipment (continued)
MaxLinear Incorporated Class A †			86,410	$2,052,238
Microsemi Corporation †			46,090	2,372,713
Monolithic Power Systems Incorporated			37,990	4,047,835
Semtech Corporation †			61,600	2,313,080

				13,597,548

Software : 10.18%
BlackLine Incorporated †«			45,943	1,567,575
CyberArk Software Limited †«			33,790	1,385,390
HubSpot Incorporated †			54,248	4,559,544
Paycom Software Incorporated †«			28,020	2,100,379
Paylocity Holding Corporation †			36,677	1,790,571
Proofpoint Incorporated †			80,880	7,054,354
RealPage Incorporated †			44,400	1,771,560
RingCentral Incorporated Class A †			65,530	2,735,878
Talend SA ADR †			89,729	3,673,505

				26,638,756

Materials : 0.25%

Chemicals : 0.25%
PQ Group Holdings Incorporated †			36,700	642,250

Total Common Stocks (Cost $194,608,749)				258,811,694

		Yield
Short-Term Investments : 11.67%

Investment Companies : 11.67%
Securities Lending Cash Investment LLC (l)(r)(u)		1.25%	24,901,702	24,904,192
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.92	5,653,041	5,653,041

Total Short-Term Investments (Cost $30,554,985)				30,557,233

Total investments in securities (Cost $225,163,734)	110.55%			289,368,927
Other assets and liabilities, net	(10.55)			(27,626,825)

Total net assets	100.00%			$261,742,102

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment companies
Securities Lending Cash Investment LLC	33,209,347	184,245,836	192,553,481	24,901,702	$24,904,192
Wells Fargo Government Money Market Fund Select Class	3,848,343	77,231,907	75,427,209	5,653,041	5,653,041

					$30,557,233	11.67%

Wells Fargo VT Small Cap Growth Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$34,905,794	$0	$0	$34,905,794
Energy	4,306,097	0	0	4,306,097
Financials	15,329,724	0	0	15,329,724
Health care	60,626,150	0	0	60,626,150
Industrials	57,071,961	0	0	57,071,961
Information technology	85,929,718	0	0	85,929,718
Materials	642,250	0	0	642,250
Short-term investments
Investment companies	5,653,041	0	0	5,653,041
Investments measured at net asset value*				24,904,192

Total assets	$264,464,735	$0	$0	$289,368,927

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $24,904,192 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Variable Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Variable Trust

By:	/s/ Andrew Owen

Andrew Owen
President

Date: November 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Variable Trust

By:	/s/ Andrew Owen

Andrew Owen
President

Date: November 22, 2017

By:	/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date: November 22, 2017